Commitments and Contingencies (Details) - USD ($)	1 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jul. 15, 2021	Feb. 09, 2021	Apr. 21, 2020	Apr. 17, 2020
Commitments And Contingencies [Line Items]
Business combination, indemnification assets	$ 518,000
PPP Loan [Member] | Mark Two [Member]
Commitments And Contingencies [Line Items]
Indemnification assets offset on PPP loan						$ 473,000
PPP Loan [Member] | Dahlquist [Member]
Commitments And Contingencies [Line Items]
Indemnification assets offset on PPP loan					$ 518,000
Other Assets [Member]
Commitments And Contingencies [Line Items]
Business combination, indemnification assets	$ 991,000
Fathom Inc [Member] | ALTIMAR ACQUISITION CORP. II [Member]
Commitments And Contingencies [Line Items]
Business combination proforma equity value			$ 1,500,000,000
Souce of funding the business combination private investment in common stock			$ 80,000,000
Investment owned value per share			$ 10.00
Underwriting Agreement | ALTIMAR ACQUISITION CORP. II [Member]
Commitments And Contingencies [Line Items]
Underwriting discount per share	$ 0.20
Over-allotment | ALTIMAR ACQUISITION CORP. II [Member]
Commitments And Contingencies [Line Items]
Deferred underwriting fee per unit (in dollars per share)	$ 0.35	$ 0.35
Deferred underwriting fees	$ 12,075,000	$ 12,075,000
Over-allotment | Underwriting Agreement | ALTIMAR ACQUISITION CORP. II [Member]
Commitments And Contingencies [Line Items]
Period granted to subscribe for the shares	45 days
Common stock shares subscribed but not issued	4,500,000
IPO | ALTIMAR ACQUISITION CORP. II [Member]
Commitments And Contingencies [Line Items]
Deferred underwriting fees	$ 10,500,000			$ 12,075,000
IPO | Underwriting Agreement | ALTIMAR ACQUISITION CORP. II [Member]
Commitments And Contingencies [Line Items]
Cash underwriting discount payable	6,000,000
IPO Including Overallotment | Underwriting Agreement | ALTIMAR ACQUISITION CORP. II [Member]
Commitments And Contingencies [Line Items]
Cash underwriting discount payable	$ 6,900,000